Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions
The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Huazhi Hu	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Yitong Zhihang Technology Co., Ltd. (“Yitong Zhihang”)	A company over which the Group has significant influence
Xinjiang Xiyu Qingniao General Aviation Co., Ltd.(“Xiyu Qingniao”)	A company over which the Group has significant influence

(1)	Transaction with related parties:
For the year ended December 31, 2023, the revenue from Yitong Zhihang and Xiyu Qingniao amounted to RMB3,009 (US$424) and RMB8,850 (US$1,246), respectively. For the year ended December 31, 2022, there was no transaction with related parties.

(2)	Amount due to or from related parties:
As of December 31, 2023, RMB2,000
(US$282)
of contract liabilities derived from the sales of
U
AVs to Xiyu Qingniao and amount due from Yitong Zhihang amounting to RMB1,700
(US$239)
represented the receivables for the sales of
U
AVs. As of December 31, 2022, there was no amount due from or due to related parties.

(3)	Guarantee received for borrowings:
As of December 31, 2022, RMB49,794 short-term bank loans and RMB17,000 long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu.
As of December 31, 2023, RMB40,000(US$5,634) short-term bank loans and RMB12,846 (US$1,809) long-term bank loans were guaranteed by the Group’s founder and director, Mr. Huazhi Hu.